Future Minimum Lease Payments (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments required under operating leases according to our fiscal year-end are as follows:

Year Ending
December 31,	Amount
2017	$327,857
2018	337,693
2019	347,824
2020	358,258
2021	107,526
Thereafter	-
$1,479,158